Stockholders' Equity: Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Tables/Schedules
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
Expected term:	1.5 - 10 years

Volatility:	67.3% – 159.3%

Dividend yield:	0.00%

Risk-free interest rate:	0.79% - 2.32%